Accrued Expenses and Other Payable (Details) (USD $)	Jun. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
Accrued Expenses and Other Payables [Abstract]
Accrued expenses	$ 20,825,044		$ 16,146,809		$ 8,184,785
VAT and other PRC tax payable	160,421		134,483		1,695,669
Repair, maintenance, and purchase of equipment payable	645,227		500,280		2,535,486
Amount due to a director - unsecured, interest free and no repayment date		[1]	7,916,277	[1]
Employee promoters bond deposit	4,384,264		3,399,363		1,912,716
Total other payables	$ 26,014,956		$ 28,097,212		$ 14,328,656

[1]	The amount was used for the incorporation of QKL-LQ and was fully repaid in March 2013.